Property and Equipment, Net - Summary of Property and equipment, Net Property and Equipment, Net Consist (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,722,494	$ 8,592,002
Accumulated depreciation	(2,396,125)	(2,141,898)
Total	6,326,369	6,450,104
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,552,833	6,452,898
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	646,830	606,891
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,522,831	$ 1,532,213